Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by the regulations of the Securities and Exchange Commission implementing Section 14(i) of the Exchange Act, disclosure relating to the relationship of our executive pay versus performance is set forth below.

			Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 2	Table Total for Non-PEO NEOs 3	Actually Paid to Non-PEO NEOs 4	Total Shareholder Return 5	Peer Group Total Share- holder Return 6	Net Income (thousands) 7	EPS (diluted) 8
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$821,250	$818,521	$873,114	$777,903	$119	$169	$53,595	$1.19
2022	$657,101	$(10,016,269)	$803,540	$(189,505)	$115	$133	$25,446	$0.57
2021	$464,212	$7,549,094	$918,714	$1,254,491	$272	$159	$56,625	$1.26
2020	$143,495	$18,060,019	$578,776	$1,183,531	$197	$125	$17,910	$0.41

1.
The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Vinciarelli (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table for Fiscal 2023.”
2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Vinciarelli, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Vinciarelli during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Vinciarelli’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
2023	$821,250	$(318,988)	$316,259	NA	NA	$818,521
2022	$657,101	$(172,142)	$(10,501,218)	NA	NA	$(10,016,269)
2021	$464,212	—	$7,084,882	NA	NA	$7,549,094
2020	$143,495	—	$17,916,524	NA	NA	$18,060,019

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During Applicable Year	Change in Fair Value as of Year-End of any Prior- Year Awards that remain Outstanding and Unvested as of Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of any Prior- Year Awards that Vested During the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$366,853	$(49,498)	—	$(1,096)	—	—	$316,259
2022	$143,261	—	—	$(10,644,480)	—	—	$(10,501,218)
2021	—	$5,432,919	—	$1,651,962	—	—	$7,084,882
2020	—	$14,085,122	—	$3,831,402	—	—	$17,916,524

3.
The dollar amounts reported in column (d) represent the average of the amounts reported for the Corporation’s Named Executive Officers (“NEOs”) as a group (excluding Dr. Vinciarelli, who has served as our CEO for each of the years shown). The names of each of the NEOs (excluding Dr. Vinciarelli) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 and 2022, James F. Schmidt, Philip D. Davies, Michael S. McNamara and Claudio Tuozzolo; (ii) for 2021, James F. Schmidt, James A. Simms, Richard J. Nagel Jr., Philip D. Davies, Michael S. McNamara and Claudio Tuozzolo; and (iii) for 2020, James A. Simms, Philip D. Davies, Michael S. McNamara and Claudio Tuozzolo.
4.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Vinciarelli), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Dr. Vinciarelli) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Dr. Vinciarelli) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$873,114	$(422,810)	$327,599	NA	NA	$777,903
2022	$803,540	$(306,693)	$(686,352)	NA	NA	$(189,505)
2021	$918,714	$(411,411)	$747,188	NA	NA	$1,254,491
2020	$578,776	$(162,259)	$767,014	NA	NA	$1,183,531

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During Applicable Year	Average Change in Fair Value as of Year-End of any Prior-Year Awards that remain Outstanding and Unvested as of Year-End	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value as of the Vesting Date of any Prior- Year Awards that Vested during the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$445,212	$(142,205)		$24,592	—	—	$327,599
2022	$266,136	$(701,359)	—	$(251,128)	—	—	$(686,352)
2021	$477,342	$196,342	—	$73,504	—	—	$747,188
2020	$251,286	$416,846	—	$98,882	—	—	$767,014

5.
Cumulative Total Shareholder Return (TSR) is calculated on a $100 investment from the beginning of fiscal year 2020 by the share price appreciation calculated by dividing the difference between the Corporation’s share price at the end and the beginning of the measurement period by the Corporation’s share price at the beginning of the measurement period.
6.
Represents the weighted peer group Cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index”), a value-weighted index of 600 listed companies with market capitalizations between $750,000,000 and $4,600,000,000, comprising the same issuers the Corporation used in its Annual Report on Form 10-K for the year ended December 31, 2023 for purposes of Item 201(e)(1)(ii) of Regulation S-K. In the Corporation’s proxy statement filed in 2023, it used the Standard & Poor’s MidCap 400 Index (the “S&P MidCap 400 Index”) for this purpose, but it has used the S&P SmallCap 600 Index in this year’s proxy statement because, as described in the Annual Report on Form 10-K for the year ended December 31, 2023, the Corporation was removed from the S&P MidCap 400 Index and included within the S&P SmallCap 600 Index in October 2023. A comparison of the Corporation’s Cumulative TSR with the weighted peer group Cumulative TSR of both the S&P SmallCap 600 Index and the S&P MidCap 400 Index is below, assuming a hypothetical $100 investment at the beginning of fiscal year 2020.

Year	Corporation TSR ($)	S&P SmallCap 600 Index TSR ($)	S&P MidCap 400 Index TSR ($)
2023	119	169	181
2022	115	133	123
2021	272	159	142
2020	197	125	114

7.
The dollar amounts reported represent the amount of net income reflected in the Corporation’s audited financial statements for the applicable year.
8.
The dollar amounts reported represent the amount of diluted earnings per share (“EPS”) reflected in the Corporation’s audited financial statements for the applicable year.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
3.
The dollar amounts reported in column (d) represent the average of the amounts reported for the Corporation’s Named Executive Officers (“NEOs”) as a group (excluding Dr. Vinciarelli, who has served as our CEO for each of the years shown). The names of each of the NEOs (excluding Dr. Vinciarelli) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 and 2022, James F. Schmidt, Philip D. Davies, Michael S. McNamara and Claudio Tuozzolo; (ii) for 2021, James F. Schmidt, James A. Simms, Richard J. Nagel Jr., Philip D. Davies, Michael S. McNamara and Claudio Tuozzolo; and (iii) for 2020, James A. Simms, Philip D. Davies, Michael S. McNamara and Claudio Tuozzolo.

Peer Group Issuers, Footnote
6.
Represents the weighted peer group Cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index”), a value-weighted index of 600 listed companies with market capitalizations between $750,000,000 and $4,600,000,000, comprising the same issuers the Corporation used in its Annual Report on Form 10-K for the year ended December 31, 2023 for purposes of Item 201(e)(1)(ii) of Regulation S-K. In the Corporation’s proxy statement filed in 2023, it used the Standard & Poor’s MidCap 400 Index (the “S&P MidCap 400 Index”) for this purpose, but it has used the S&P SmallCap 600 Index in this year’s proxy statement because, as described in the Annual Report on Form 10-K for the year ended December 31, 2023, the Corporation was removed from the S&P MidCap 400 Index and included within the S&P SmallCap 600 Index in October 2023. A comparison of the Corporation’s Cumulative TSR with the weighted peer group Cumulative TSR of both the S&P SmallCap 600 Index and the S&P MidCap 400 Index is below, assuming a hypothetical $100 investment at the beginning of fiscal year 2020.

Year	Corporation TSR ($)	S&P SmallCap 600 Index TSR ($)	S&P MidCap 400 Index TSR ($)
2023	119	169	181
2022	115	133	123
2021	272	159	142
2020	197	125	114

PEO Total Compensation Amount	$ 821,250	$ 657,101	$ 464,212	$ 143,495
PEO Actually Paid Compensation Amount	$ 818,521	(10,016,269)	7,549,094	18,060,019
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
2023	$821,250	$(318,988)	$316,259	NA	NA	$818,521
2022	$657,101	$(172,142)	$(10,501,218)	NA	NA	$(10,016,269)
2021	$464,212	—	$7,084,882	NA	NA	$7,549,094
2020	$143,495	—	$17,916,524	NA	NA	$18,060,019

Year	Year End Fair Value of Equity Awards Granted During Applicable Year	Change in Fair Value as of Year-End of any Prior- Year Awards that remain Outstanding and Unvested as of Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of any Prior- Year Awards that Vested During the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$366,853	$(49,498)	—	$(1,096)	—	—	$316,259
2022	$143,261	—	—	$(10,644,480)	—	—	$(10,501,218)
2021	—	$5,432,919	—	$1,651,962	—	—	$7,084,882
2020	—	$14,085,122	—	$3,831,402	—	—	$17,916,524

Non-PEO NEO Average Total Compensation Amount	$ 873,114	803,540	918,714	578,776
Non-PEO NEO Average Compensation Actually Paid Amount	$ 777,903	(189,505)	1,254,491	1,183,531
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$873,114	$(422,810)	$327,599	NA	NA	$777,903
2022	$803,540	$(306,693)	$(686,352)	NA	NA	$(189,505)
2021	$918,714	$(411,411)	$747,188	NA	NA	$1,254,491
2020	$578,776	$(162,259)	$767,014	NA	NA	$1,183,531
(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During Applicable Year	Average Change in Fair Value as of Year-End of any Prior-Year Awards that remain Outstanding and Unvested as of Year-End	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value as of the Vesting Date of any Prior- Year Awards that Vested during the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$445,212	$(142,205)		$24,592	—	—	$327,599
2022	$266,136	$(701,359)	—	$(251,128)	—	—	$(686,352)
2021	$477,342	$196,342	—	$73,504	—	—	$747,188
2020	$251,286	$416,846	—	$98,882	—	—	$767,014

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table lists diluted EPS and three additional financial performance measures that represent important performance measures for our long-term financial success and that are therefore relevant to discretionary compensation decisions through which we seek to motivate and reward superior performance.

Diluted EPS
Revenue Growth
Gross Margin Percentage
Operating Profit Percentage

Total Shareholder Return Amount	$ 119	115	272	197
Peer Group Total Shareholder Return Amount	169	133	159	125
Net Income (Loss)	$ 53,595,000	$ 25,446,000	$ 56,625,000	$ 17,910,000
Company Selected Measure Amount	1.19	0.57	1.26	0.41
PEO Name	Dr. Vinciarelli
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Margin Percentage
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Profit Percentage
PEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (318,988)	$ (172,142)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	316,259	(10,501,218)	$ 7,084,882	$ 17,916,524
PEO | Year End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	366,853	143,261
PEO | Change In Fair Value As Of Yearend Of Any Prior Year Awards That Remain Outstanding And Unvested As Of Yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,498)		5,432,919	14,085,122
PEO | Change in Fair Value as of the Vesting Date of any Prior Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,096)	(10,644,480)	1,651,962	3,831,402
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(422,810)	(306,693)	(411,411)	(162,259)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	327,599	(686,352)	747,188	767,014
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	445,212	266,136	477,342	251,286
Non-PEO NEO | Change In Fair Value As Of Yearend Of Any Prior Year Awards That Remain Outstanding And Unvested As Of Yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(142,205)	(701,359)	196,342	416,846
Non-PEO NEO | Change in Fair Value as of the Vesting Date of any Prior Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,592	$ (251,128)	$ 73,504	$ 98,882